Earnings per share (Tables)	9 Months Ended
Jul. 31, 2024
Text Block [Abstract]
Summary of Earnings Per Share

	For the three months ended			For the nine months ended
$ millions, except number of shares and per share amounts	2024 Jul. 31	2024 Apr. 30	2023 Jul. 31 (1)	2024 Jul. 31	2023 Jul. 31 (1)
Basic earnings per share
Net income attributable to equity shareholders	$1,786	$1,739	$1,422	$5,241	$3,524
Less: Preferred share dividends and distributions on other equity instruments	63	61	66	191	205
Net income attributable to common shareholders	$1,723	$1,678	$1,356	$5,050	$3,319
Weighted-average common shares outstanding (thousands)	943,467	937,849	918,551	937,696	912,542
Basic earnings per share	$1.83	$1.79	$1.48	$5.39	$3.64
Diluted earnings per share
Net income attributable to common shareholders	$1,723	$1,678	$1,356	$5,050	$3,319
Weighted-average common shares outstanding (thousands)	943,467	937,849	918,551	937,696	912,542
Add: Stock options potentially exercisable (2) (thousands)	2,317	1,964	368	1,596	594
Add: Equity-settled consideration (thousands)	–	–	144	–	215
Weighted-average diluted common shares outstanding (thousands)	945,784	939,813	919,063	939,292	913,351
Diluted earnings per share	$1.82	$1.79	$1.47	$5.38	$3.63
(1)	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the interim consolidated financial statements for additional details.
(2)
Excludes average options outstanding of 2,553,244 (April 30, 2024: 2,553,244; July 31, 2023: 6,824,114) with a weighted-average exercise price of $70.05 (April 30, 2024: $70.05; July 31, 2023: $63.24) for the quarter ended July 31, 2024, and average options outstanding of 2,553,244 (July 31, 2023: 6,472,004) with a weighted-average price of $70.05 (July 31, 2023: $63.45) for the nine months ended July 31, 2024, as the options’ exercise prices were greater than the average market price of CIBC’s common shares.